Related Party Transactions - Summary of Amounts Due from (to) Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Balance Sheets:
Amount due from related parties	$ 130	$ 77
Amount due to related parties	628	163
KOAS [Member]
Balance Sheets:
Amount due from related parties	77	27
Amount due to related parties	423	141
KNOT [Member]
Balance Sheets:
Amount due from related parties	53	50
Amount due to related parties	$ 205	$ 22